UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment  ; Amendment Number:
This Amendment (Check only one.): 	is a restatement.
	 adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 	Stelac Advisory Services LLC
Address:654 Madison Avenue  11th Floor
	New York, NY 10065


Form 13F File Number: 28-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Carlos M. Lopez-Ona
Title: 	Chief Financial Officer
Phone: 	212-920-3891

Signature, Place, and Date of Signing:

/s/Carlos M. Lopez-Ona			New York, NY 		May 9, 2013

Report Type (Check only one.):

X 	13F HOLDINGS REPORT.

 	13F NOTICE.

 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F		File Number Name
28-


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	0
Form 13F Information Table Entry Total: 29
Form 13F Information Table Value Total: $160,709
        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 		Form 13F File Number 	Name
NONE	  	28-NONE			NONE


FORM 13F INFORMATION TABLE

COLUMN 1		COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5	COLUMN 6	COLUMN 7	COLUMN 8

NAME 			TITLE		CUSIP		VALUE		SHRS OR SH/PUT	INVESTMENT	OTHER		VOTING AUTHORITY
OF ISSUER		OF cLASS			(X$1000)	PRN AMT CALL	DISCRETION	MANAGER		SOLE SHARED NONE


SPDR S&P 500 ETF 	COM		US78462F1030	34,362		221,063 SH	SHARED				NONE
JPMORGAN ALERIAN MLP	COM		US46625H3654	14,055 		313,073	SH	SHARED				NONE
VANGUARD INDEX FUNDS
EMMA ETF		COM		US9220428588	14,700 	        347,596	SH	SHARED				NONE
VANGUARD INDEX FUNDS
EUROPEAN ETF		COM		US9220428745	15,730 		328,257	SH	SHARED				NONE
GUGGENHEIM ETF TRUST
S&P 500 EQUAL WEIGHTED
INDEX FUND		COM		US78355W1062	17,204 	        292,537	SH	SHARED				NONE
ISHARES S&P EUROPE 350
ETF			COM		US4642878619	8,084 	        203,572 SH	SHARED				NONE
VANGUARD INDEX FUNDS
REIT ETF		COM		US9229085538	11,337 	        163,987	SH	SHARED				NONE
ISHARES DJ SELECT INDEX
DIVIDEND FUND		COM		US4642871689	10,163 	        164,132	SH	SHARED				NONE
ISHARES INC MSCI JAPAN
ETF			COM		US4642868487	6,177 	        584,021	SH	SHARED				NONE
SPDR DJ INDUSTRIAL
AVERAGE ETF TRUST	COM		US78467X1090	7,247 	        50,701 	SH	SHARED				NONE
ISHARES INC MSCI
PACIFIC EX-JAPAN ETF	COM		US4642866655	6,056 	        123,556 SH	SHARED				NONE
ISHARES INC MSCI
EMMA ETF		COM		US4642872349	2,353 	        55,014 	SH	SHARED				NONE
SPDR INDEX SHARES FUNDS
EMMA ASIA PAC ETF	COM		US78463X3017	2,253 	        29,528 	SH	SHARED				NONE
ISHARES TRUST BARCLAYS
1-3 YEAR CREDIT BOND
FUND ETF		COM		US4642886463	2,232 	   	21,150 	SH	SHARED				NONE
APPLE COMPUTER INC	COM		US0378331005	1,629		3,680	SH	SHARED				NONE
ISHARES TRUST RUSSELL
2000 ETF		COM		US4642876555	1,795 	   	19,497 	SH	SHARED				NONE
ISHARES MSCI EAFE ETF	COM		US4642874659	678 	        11,500 	SH	SHARED				NONE
BANK OF AMERICA CORP	COM		US0605051046	644 	        52,850 	SH	SHARED				NONE
SPDR INDEX SHARES FUNDS
ISHARES TRUST IBOXX
USD HIGH YIELD CORPORATE
BOND ETF		COM		US4642885135	190 	        2,009 	SH	SHARED				NONE
HEWLETT-PACKARD CO	COM		US4282361033	184 	        7,700 	SH	SHARED				NONE
SPDR INDEX SHARES FUNDS
EMMA MIDDLE EAST &
AFRICA ETF		COM		US78463X8065	144 	        2,143 	SH	SHARED				NONE
ISHARES TRUST JP MORGAN
USD EMMA BOND FUND ETF	COM		US4642882819	129 	        1,100 	SH	SHARED				NONE
RAYONIER INC REIT	COM		US7549071030	148		2,486	SH	SHARED				NONE
PLUM CREEK TIMBER INC	COM		US7292511083	150		2,865	SH	SHARED				NONE
WEYERHAEUSER CO		COM		US9621661043	142		4,515	SH	SHARED				NONE
POTLATCH CORP		COM		US7376301039	147		3,212	SH	SHARED				NONE
ISHARES DOW JONES
REAL ESTATE ETF		COM		US4642977397	1,628		23,430	SH	SHARED				NONE
PROSHARES TRUST SENIOR
LOAN PF ETF		COM		US73936Q7694	1,043		41,556	SH	SHARED				NONE
ACTIVISION BLIZZARD INC	COM		US00507V1098	106		7,300	SH	SHARED				NONE